Quarterly Holdings Report
for

Fidelity® Series International Value Fund

July 31, 2019

VSF-S-QTLY-0919
1.907975.109

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 2.9%
Commonwealth Bank of Australia	2,959,403	$166,086,422
Insurance Australia Group Ltd.	20,667,785	121,727,921
Macquarie Group Ltd.	1,645,153	143,982,160

TOTAL AUSTRALIA		431,796,503

Austria - 0.8%
Erste Group Bank AG	3,553,900	127,624,387
Bailiwick of Jersey - 1.2%
Glencore Xstrata PLC	43,750,600	140,300,356
WPP PLC	3,792,600	44,674,694

TOTAL BAILIWICK OF JERSEY		184,975,050

Belgium - 1.1%
KBC Groep NV	2,530,000	163,225,378
Canada - 0.5%
Nutrien Ltd.	1,496,080	82,024,813
China - 0.6%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,148,500	84,250,889
Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	40,582	45,567,462
ORSTED A/S (a)	696,100	63,585,760

TOTAL DENMARK		109,153,222

Finland - 0.6%
Sampo Oyj (A Shares)	2,220,313	92,588,584
France - 14.6%
ALTEN	309,700	38,432,128
Atos Origin SA	907,684	73,411,140
AXA SA	10,813,573	272,374,905
Bouygues SA	2,153,298	77,184,234
Capgemini SA	1,074,605	137,099,986
Natixis SA	19,335,200	77,953,610
Sanofi SA	3,250,090	270,835,903
Societe Generale Series A (b)	3,299,578	80,822,100
SR Teleperformance SA	595,600	125,008,816
Thales SA	580,500	65,578,707
Total SA	9,235,673	478,686,599
VINCI SA (b)	3,004,637	309,068,139
Vivendi SA	5,051,681	140,811,869
Worldline SA (a)(c)	910,593	65,320,114

TOTAL FRANCE		2,212,588,250

Germany - 10.1%
Bayer AG	3,507,600	227,183,709
Continental AG	606,800	83,195,019
Hannover Reuck SE	1,138,500	178,587,273
HeidelbergCement Finance AG	1,991,400	144,657,964
Linde PLC	973,200	187,186,504
MTU Aero Engines Holdings AG	235,100	58,947,916
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	510,500	123,083,898
Rheinmetall AG	707,100	80,937,353
RWE AG	4,013,710	108,680,108
SAP SE	1,093,411	133,654,249
Vonovia SE	4,114,928	201,614,271

TOTAL GERMANY		1,527,728,264

Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	217,369,500	68,879,606
Ireland - 1.1%
CRH PLC	4,780,370	159,092,618
Italy - 4.0%
Assicurazioni Generali SpA	6,715,300	125,185,816
Enel SpA	43,289,800	296,129,419
Intesa Sanpaolo SpA	52,658,700	114,211,853
Mediobanca SpA	7,148,172	71,644,541

TOTAL ITALY		607,171,629

Japan - 24.0%
DENSO Corp.	2,856,500	121,245,478
Hitachi High-Technologies Corp.	1,652,400	84,298,373
Hoya Corp.	2,131,700	164,692,881
Idemitsu Kosan Co. Ltd.	3,026,153	83,392,913
Itochu Corp.	10,408,700	198,189,278
Japan Tobacco, Inc.	4,508,600	99,341,284
Kao Corp.	1,540,000	112,390,388
Makita Corp.	1,321,000	43,652,863
Minebea Mitsumi, Inc.	7,897,500	134,790,496
Mitsubishi Estate Co. Ltd.	4,314,500	79,416,770
Mitsubishi UFJ Financial Group, Inc.	48,740,100	240,727,564
Mitsui Fudosan Co. Ltd.	4,515,400	101,931,472
Nintendo Co. Ltd.	143,000	52,608,689
OBIC Co. Ltd.	1,094,700	117,429,442
Oracle Corp. Japan	1,200,500	100,197,996
ORIX Corp.	11,822,200	169,688,072
Recruit Holdings Co. Ltd.	2,194,100	74,297,661
Shin-Etsu Chemical Co. Ltd.	1,657,100	168,719,122
Shinsei Bank Ltd.	7,375,700	111,409,725
SoftBank Corp.	1,605,900	81,994,289
Sony Corp.	1,083,900	61,645,635
Sony Financial Holdings, Inc.	6,403,385	155,134,380
Subaru Corp.	503,367	11,731,598
Sumitomo Mitsui Financial Group, Inc.	6,491,900	227,020,460
Suzuki Motor Corp.	1,121,300	43,852,345
Takeda Pharmaceutical Co. Ltd.	5,159,722	177,576,521
Tokio Marine Holdings, Inc.	4,483,900	238,010,069
Tokyo Electron Ltd.	417,000	70,628,321
Toyota Motor Corp.	4,822,844	311,619,543

TOTAL JAPAN		3,637,633,628

Netherlands - 3.5%
AerCap Holdings NV (c)	1,995,400	108,809,162
ING Groep NV (Certificaten Van Aandelen)	14,921,334	165,563,317
Koninklijke Philips Electronics NV	2,930,493	137,471,307
Wolters Kluwer NV	1,601,661	116,240,419

TOTAL NETHERLANDS		528,084,205

Portugal - 0.6%
Galp Energia SGPS SA Class B	5,556,172	86,499,095
Singapore - 0.9%
United Overseas Bank Ltd.	7,459,300	142,120,278
Spain - 3.1%
Banco Santander SA (Spain)	70,213,324	299,689,742
CaixaBank SA	4,506,057	11,168,029
Cellnex Telecom SA (a)	1,823,000	68,392,087
Masmovil Ibercom SA (c)	3,025,160	68,651,468
Unicaja Banco SA (a)	30,752,247	24,340,557

TOTAL SPAIN		472,241,883

Sweden - 3.0%
Alfa Laval AB	1,126,392	21,114,203
Investor AB (B Shares)	4,231,659	201,744,302
Swedbank AB (A Shares)	4,711,400	64,158,552
Telefonaktiebolaget LM Ericsson (B Shares)	18,526,300	162,091,667

TOTAL SWEDEN		449,108,724

Switzerland - 4.5%
Swiss Life Holding AG	316,018	152,996,498
UBS Group AG	21,579,771	241,046,042
Zurich Insurance Group Ltd.	803,715	280,013,320

TOTAL SWITZERLAND		674,055,860

United Kingdom - 18.1%
AstraZeneca PLC (United Kingdom)	2,150,680	185,805,577
Aviva PLC	23,710,487	116,409,476
Beazley PLC	1,118,122	7,838,948
BHP Billiton PLC	21,606,429	515,173,722
BP PLC	85,434,368	565,297,776
British American Tobacco PLC (United Kingdom)	3,197,080	113,920,139
Imperial Tobacco Group PLC	3,406,433	86,786,698
Informa PLC	14,670,226	155,925,636
Lloyds Banking Group PLC	310,538,494	200,882,394
Micro Focus International PLC	3,390,593	71,419,834
Royal Dutch Shell PLC Class B sponsored ADR	4,654,600	295,427,462
RSA Insurance Group PLC	16,989,590	115,825,792
Standard Chartered PLC (United Kingdom)	20,333,883	167,359,341
Standard Life PLC	27,486,850	99,879,153
The Weir Group PLC	2,571,607	46,816,149

TOTAL UNITED KINGDOM		2,744,768,097

United States of America - 0.5%
ConocoPhillips Co.	1,201,800	71,002,344
TOTAL COMMON STOCKS
(Cost $14,008,415,713)		14,656,613,307

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Porsche Automobil Holding SE (Germany)
(Cost $163,859,039)	2,265,422	148,489,681

Money Market Funds - 1.1%
Fidelity Cash Central Fund 2.43% (d)	167,158,056	167,191,487
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	3,564,790	3,565,146
TOTAL MONEY MARKET FUNDS
(Cost $170,756,633)		170,756,633
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $14,343,031,385)		14,975,859,621
NET OTHER ASSETS (LIABILITIES) - 1.0%		155,212,407
NET ASSETS - 100%		$15,131,072,028

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $221,638,518 or 1.5% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,388,605
Fidelity Securities Lending Cash Central Fund	7,180,190
Total	$9,568,795

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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